Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
ASSETS
Cash and due from banks	$ 2,560,216	$ 3,596,314	$ 2,392,166
Transactions in the course of collection	163,252	229,319	331,420
Financial assets held-for-trading	4,666,156	6,554,510	1,872,355
Investment under resale agreements	76,407	107,328	142,329
Derivative instruments	2,618,004	3,677,488	2,786,215
Loans and advances to banks	2,939,198	4,128,667	1,140,081
Loans to customers at amortized cost	30,101,583	42,283,443	29,384,039
Financial assets at fair value through other comprehensive income	1,068,153	1,500,426	1,366,343
Investments in other companies	42,338	59,472	48,442
Intangible assets	94,111	132,197	91,717
Property and equipment	217,928	306,122	220,262
Leased assets	118,829	166,918	150,665
Investments properties	12,833	18,026	13,190
Current tax assets	22,949	32,236	357
Deferred tax assets, net	292,517	410,896	231,293
Other assets	556,486	781,691	843,000
TOTAL ASSETS	45,550,960	63,985,053	41,013,874
LIABILITIES
Current accounts and other demand deposits	15,167,229	21,305,280	11,326,133
Transactions in the course of payments	882,944	1,240,264	98,869
Obligations under repurchase agreements	288,917	405,839	308,734
Saving accounts and time deposits	8,899,541	12,501,111	10,856,618
Derivative instruments	2,841,653	3,991,646	2,818,421
Borrowings from financial institutions	3,669,753	5,154,872	1,563,277
Debt issued	8,593,595	12,071,351	8,813,414
Other financial obligations	191,713	269,298	156,229
Lease liabilities	115,017	161,563	146,013
Current tax liabilities	311	437	76,289
Provisions	237,620	333,783	203,374
Employee benefits	111,243	156,262	109,075
Other liabilities	554,343	778,681	631,667
TOTAL LIABILITIES	41,553,879	58,370,387	37,108,113
Attributable to equity holders of the parent:
Capital	2,418,833	3,397,715	2,418,833
Reserves	965,140	1,355,724	954,470
Other comprehensive income	(42,776)	(60,087)	(44,101)
Retained earnings:
Retained earnings from previous periods	393,186	552,305	150,716
Income for the year	401,629	564,165	603,744
Less:
Provisions for minimum dividend	(138,932)	(195,157)	(177,902)
SUBTOTAL EQUITY	3,997,080	5,614,665	3,905,760
Non-controlling interest	1	1	1
TOTAL EQUITY	3,997,081	5,614,666	3,905,761
TOTAL LIABILITIES AND EQUITY	$ 45,550,960	$ 63,985,053	$ 41,013,874